Pensions and Other Postretirement Benefits (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2013 Position	Apr. 30, 2012
Pensions and Other Postretirement Benefits (Additional Textual) [Abstract]
Reduction in positions due to restructuring	850
Eligibility condition for covered employees to avail the benefits of unfunded, defined postretirement plans that provide health care and life insurance benefits	when they reach age 55 and have attained 10 years of credited service
Related tax benefit recognized in accumulated other comprehensive loss for pension and other postretirement benefit plans	$ 68.2	$ 69.2
Expected amount to be recognized during 2014 of amortization of net actuarial losses in net periodic benefit cost	13.0
Expected amount to be recognized during 2014 in prior service cost as net periodic benefit cost	0.2
Fixed income invested	80.00%
Money market holdings maturity period	Three months or less
Cash held in escrow holding period	Less than six months
Corporation bond range	10 to 13 years
Liquidity notice period	65 days
Company's common shares included in equity securities	317,552	317,552
Market value of company's common shares included in equity securities	32.8
Dividends paid on company's common shares included in equity securities	0.6
Expected benefit payments for the defined benefit pension and other postretirement in 2014	42.9
Expected benefit payments for the defined benefit pension and other postretirement in 2015	36.4
Expected benefit payments for the defined benefit pension and other postretirement in 2016	44.0
Expected benefit payments for the defined benefit pension and other postretirement in 2017	38.0
Expected benefit payments for the defined benefit pension and other postretirement in 2018	42.3
Expected benefit payments for the defined benefit pension and other postretirement in 2019 through 2023	211.9
Annual change in the assumed health care cost	One-percentage point
Equity Securities [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Approximate percentage of assets to be invested in company's current investment policy	47.00%
Fixed - Income Securities [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Approximate percentage of assets to be invested in company's current investment policy	47.00%
Cash and Other Investments [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Approximate percentage of assets to be invested in company's current investment policy	6.00%
Defined Benefit Pension Plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Expected amount to be contributed by the company to the defined benefit pension plans in 2014	$ 6.0
Defined benefit plan, actual rate of return on plan assets	12.60%	1.90%
U.S. plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage of health care trend rates	7.50%
Canadian plans [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage of health care trend rates	6.00%
U.S. plans in 2019 [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage rate to decrease for participants under age 65	5.00%
U.S. plans in 2017 [Member]
Schedule of defined benefit plans disclosures (Textual) [Abstract]
Assumed percentage rate to decrease for participants under age 65	4.50%